Average Annual Total Returns - Investor P - iShares Russell 2000 Small-Cap Index Fund	Apr. 30, 2021
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	13.26%
10 Years	11.20%
Investor P Shares
Average Annual Return:
1 Year	13.37%
5 Years	11.77%
10 Years	10.28%
Investor P Shares | After Taxes on Distributions
Average Annual Return:
1 Year	12.96%
5 Years	10.76%
10 Years	9.18%
Investor P Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.06%
5 Years	9.06%
10 Years	8.04%